Structured entities (Tables)	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Disclosure of total assets of consolidated structured entities

Total assets of HSBC’s consolidated structured entities, split by entity type
	Conduits	Securitisations	HSBC managed funds	Other	Total
	$bn	$bn	$bn	$bn	$bn
At 31 Dec 2017	12.9	4.8	7.0	3.2	27.9
At 31 Dec 2016	15.8	5.7	4.8	3.7	30.0

Disclosure of information about unconsolidated structured entities

Nature and risks associated with HSBC interests in unconsolidated structured entities
	Securitisations	HSBC managed funds	Non-HSBC managed funds	Other	Total
Total asset values of the entities ($m)
0 – 500	78	321	930	210	1,539
500 – 2,000	6	56	578	3	643
2,000 – 5,000	—	17	235	—	252
5,000 – 25,000	2	10	104	1	117
25,000+	—	2	11	—	13
Number of entities at 31 Dec 2017	86	406	1,858	214	2,564
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	4.0	9.1	9.3	4.1	26.5
– trading assets	—	0.2	0.2	2.4	2.8
– financial assets designated at fair value	—	8.0	8.3	—	16.3
– loans and advances to banks	—	—	—	0.1	0.1
– loans and advances to customers	4.0	—	—	1.1	5.1
– financial investments	—	0.9	0.8	0.1	1.8
– other assets	—	—	—	0.4	0.4
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.3	0.3
– other liabilities	—	—	—	0.3	0.3
Other off balance sheet commitments	—	0.1	2.2	0.3	2.6
HSBC’s maximum exposure at 31 Dec 2017	4.0	9.2	11.5	4.4	29.1

Total asset values of the entities ($m)
0 – 500	93	374	1,104	95	1,666
500 – 2,000	10	43	498	5	556
2,000 – 5,000	—	22	187	2	211
5,000 – 25,000	—	8	72	2	82
25,000+	—	1	4	1	6
Number of entities at 31 Dec 2016	103	448	1,865	105	2,521
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	2.4	7.1	8.3	6.2	24.0
– trading assets	—	0.4	0.1	2.1	2.6
– financial assets designated at fair value	—	5.9	7.5	—	13.4
– loans and advances to banks	—	—	—	0.4	0.4
– loans and advances to customers	2.4	—	—	3.2	5.6
– financial investments	—	0.8	0.7	0.2	1.7
– other assets	—	—	—	0.3	0.3
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.2	0.2
– other liabilities	—	—	—	0.2	0.2
Other off balance sheet commitments	—	—	2.7	0.1	2.8
HSBC’s maximum exposure at 31 Dec 2016	2.4	7.1	11.0	6.3	26.8